Long-Term Liabilities (Detail) - USD ($) $ in Thousands		May. 02, 2015	May. 03, 2014
Other Long-Term Liabilities [Abstract]
Deferred rent		$ 94,952	$ 128,280
Microsoft Commercial Agreement financing transaction (see Note 11)			140,714
Tax liabilities and reserves		71,369	51,399
Pension Liability (see Note 8)	[1]		11,154
Other		29,981	35,442
Total long-term liabilities		$ 196,302	$ 366,989

[1]	Pension liabilities of $14,216 as of May 2, 2015 were reclassed to short-term as the plan termination is expected to be settled within twelve months.